Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Sep. 30, 2016
Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts
SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

(in thousands)	Balance at Beginning of Year	Additions Charged to Income	Write offs and Other	Balance at End of Year
Accounts Receivable Allowance for Doubtful Accounts:
For the fiscal year ended:
2016	$(1,173)	(426)	593	$(1,006)
2015	$(1,986)	560	253	$(1,173)
2014	$(3,184)	616	582	$(1,986)

Deferred Tax Valuation Allowance:
For the fiscal year ended:
2016	$(7,532)	(2,604)	1,478	$(8,658)
2015	$(7,708)	(1,107)	1,283	$(7,532)
2014	$(8,346)	(548)	1,186	$(7,708)